Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Total assets		$ 4,395,466	$ 3,053,731
Total liabilities		(4,300,809)	(2,765,104)
Net assets		94,657	288,627
Revenue		10,858,274	9,744,914	$ 7,928,478
Net income (loss)		(204,967)	25,246	39
Net cash provided by (used in) operating activities		(1,021,593)	296,037	(1,006,413)
Net cash (used in) provided by financing activities	[1]	1,475,795	(376,338)	1,153,126
Net (decrease) increase in cash and cash equivalents		454,202	(80,301)	$ 146,713
Domo [Member] | Current assets [Member]
Variable Interest Entity [Line Items]
Total assets		4,395,466	3,053,731
Domo [Member] | Non-current assets [Member]
Variable Interest Entity [Line Items]
Total assets
Domo [Member] | Third-party liabilities [Member]
Variable Interest Entity [Line Items]
Total liabilities		(635,845)	(575,935)
Domo [Member] | Intercompany payables [Member]
Variable Interest Entity [Line Items]
Total liabilities	[2]	$ (3,664,964)	$ (2,189,169)

[1]	Intercompany financing activities are eliminated upon consolidation.
[2]	Payables to Taizhou Fuling are eliminated upon consolidation.